Note Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Note Receivable [Abstract]
Schedule of Note Receivable	On June 30, 2024 and December 31, 2023, note receivable consisted of the following:
	June 30,	December 31,
	2024	2023
Principal amount of note receivable	$60,000	$60,000
Accrued interest receivable	9,600	9,600
Subtotal	69,600	69,600
Less: allowance for doubtful accounts	(69,600)	(69,600)
Note receivable – current	-	-
On December 31, 2023 and 2022, note receivable consisted of the following:
	December 31,	December 31,
	2023	2022
Principal amount of note receivable	$60,000	$60,000
Accrued interest receivable	9,600	6,010
Subtotal	69,600	66,010
Less: allowance for doubtful accounts	(69,600)	-
Note receivable – current	-	66,010